Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard California Tax-Free Funds
Entity Central Index Key	0000783401
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000007065
Shareholder Report [Line Items]
Fund Name	California Municipal Money Market Fund
Class Name	Investor Shares
Trading Symbol	VCTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard California Municipal Money Market Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
AssetsNet	$ 3,710,000,000
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 888,000
Additional Fund Statistics [Text Block]

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$3,710
Number of Portfolio Holdings	237
Total Investment Advisory Fees (in thousands)	$888

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of November 30, 2024)

1 to 7 Days	87.1%
8 to 30 Days	2.0%
31 to 60 Days	4.6%
61 to 90 Days	4.6%
91 to 180 Days	0.7%
Over 180 Days	0.6%
Other Assets and Liabilities—Net	0.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007067
Shareholder Report [Line Items]
Fund Name	California Intermediate-Term Tax-Exempt Fund
Class Name	Admiral™ Shares
Trading Symbol	VCADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard California Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund outperformed its benchmark, the Bloomberg Municipal CA Intermediate Bond Index.

  At the national level, economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears, and inflation fell below 3% in July. The Federal Reserve began to cut short-term interest rates in September. This pivot in monetary policy contributed to strong gains for U.S. investment-grade bonds.

  California remains a highly rated state, with substantial resources and financial flexibility. These are the most relevant themes for municipal bond creditors, notwithstanding attention-grabbing headlines about California’s outmigration and budget deficits.

  An above-benchmark level of interest rate sensitivity helped the Fund to outperform its benchmark as the Fed began its easing cycle. As the yield advantage of lower- versus higher-rated issues narrowed, pushing their prices higher, the Fund’s overweight to lower-rated bonds also helped performance. The most value was added through security selection, particularly within general obligation bonds, school districts, and hospitals.

Line Graph [Table Text Block]
	Admiral Shares	Bloomberg Municipal CA Intermediate Bond Index	Bloomberg Municipal Bond Index
2014	$50,000	$50,000	$50,000
2015	$50,577	$50,488	$50,615
2015	$50,345	$50,261	$50,356
2015	$50,800	$50,707	$50,774
2015	$51,507	$51,425	$51,549
2016	$52,606	$52,503	$52,613
2016	$53,136	$52,729	$53,312
2016	$53,978	$53,448	$54,266
2016	$51,239	$50,829	$51,436
2017	$52,486	$52,142	$52,747
2017	$53,797	$53,448	$54,090
2017	$54,429	$53,976	$54,745
2017	$53,914	$53,099	$54,308
2018	$53,719	$52,864	$54,067
2018	$54,323	$53,455	$54,692
2018	$54,645	$53,854	$55,013
2018	$54,497	$53,811	$54,921
2019	$55,818	$55,267	$56,299
2019	$57,439	$56,656	$58,195
2019	$58,913	$57,944	$59,809
2019	$58,689	$57,711	$59,585
2020	$60,406	$59,230	$61,625
2020	$59,837	$59,255	$60,510
2020	$60,768	$60,091	$61,745
2020	$61,403	$60,546	$62,501
2021	$60,992	$59,888	$62,277
2021	$61,916	$60,548	$63,376
2021	$62,282	$60,973	$63,841
2021	$62,145	$60,594	$63,733
2022	$60,407	$58,778	$61,866
2022	$58,124	$56,763	$59,070
2022	$57,687	$56,878	$58,330
2022	$57,891	$56,779	$58,227
2023	$58,358	$57,274	$58,713
2023	$58,835	$57,553	$59,359
2023	$58,957	$57,634	$59,325
2023	$60,065	$58,733	$60,720
2024	$61,446	$59,745	$61,894
2024	$60,582	$58,245	$60,946
2024	$62,490	$60,361	$62,937
2024	$63,164	$60,751	$63,714

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	5.16%	1.48%	2.36%
Bloomberg Municipal CA Intermediate Bond Index	3.44%	1.03%	1.97%
Bloomberg Municipal Bond Index	4.93%	1.35%	2.45%

AssetsNet	$ 16,266,000,000
Holdings Count | Holding	4,817
Advisory Fees Paid, Amount	$ 1,615,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$16,266
Number of Portfolio Holdings	4,817
Portfolio Turnover Rate	40%
Total Investment Advisory Fees (in thousands)	$1,615

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of November 30, 2024)

Less than 1 Year	5.9%
1 to 3 Years	7.7%
3 to 5 Years	13.7%
5 to 10 Years	28.6%
10 to 20 Years	42.1%
20 to 30 Years	1.3%
Greater than 30 Years	0.2%
Other Assets and Liabilities—Net	0.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007066
Shareholder Report [Line Items]
Fund Name	California Intermediate-Term Tax-Exempt Fund
Class Name	Investor Shares
Trading Symbol	VCAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard California Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund outperformed its benchmark, the Bloomberg Municipal CA Intermediate Bond Index.

  At the national level, economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears, and inflation fell below 3% in July. The Federal Reserve began to cut short-term interest rates in September. This pivot in monetary policy contributed to strong gains for U.S. investment-grade bonds.

  California remains a highly rated state, with substantial resources and financial flexibility. These are the most relevant themes for municipal bond creditors, notwithstanding attention-grabbing headlines about California’s outmigration and budget deficits.

  An above-benchmark level of interest rate sensitivity helped the Fund to outperform its benchmark as the Fed began its easing cycle. As the yield advantage of lower- versus higher-rated issues narrowed, pushing their prices higher, the Fund’s overweight to lower-rated bonds also helped performance. The most value was added through security selection, particularly within general obligation bonds, school districts, and hospitals.

Line Graph [Table Text Block]
	Investor Shares	Bloomberg Municipal CA Intermediate Bond Index	Bloomberg Municipal Bond Index
2014	$10,000	$10,000	$10,000
2015	$10,113	$10,098	$10,123
2015	$10,065	$10,052	$10,071
2015	$10,154	$10,141	$10,155
2015	$10,293	$10,285	$10,310
2016	$10,511	$10,501	$10,523
2016	$10,614	$10,546	$10,662
2016	$10,779	$10,690	$10,853
2016	$10,229	$10,166	$10,287
2017	$10,476	$10,428	$10,549
2017	$10,735	$10,690	$10,818
2017	$10,858	$10,795	$10,949
2017	$10,753	$10,620	$10,862
2018	$10,711	$10,573	$10,813
2018	$10,829	$10,691	$10,938
2018	$10,891	$10,771	$11,003
2018	$10,860	$10,762	$10,984
2019	$11,121	$11,053	$11,260
2019	$11,442	$11,331	$11,639
2019	$11,733	$11,589	$11,962
2019	$11,686	$11,542	$11,917
2020	$12,026	$11,846	$12,325
2020	$11,910	$11,851	$12,102
2020	$12,093	$12,018	$12,349
2020	$12,217	$12,109	$12,500
2021	$12,133	$11,978	$12,455
2021	$12,314	$12,110	$12,675
2021	$12,385	$12,195	$12,768
2021	$12,355	$12,119	$12,747
2022	$12,007	$11,756	$12,373
2022	$11,551	$11,353	$11,814
2022	$11,462	$11,376	$11,666
2022	$11,500	$11,356	$11,645
2023	$11,590	$11,455	$11,743
2023	$11,683	$11,511	$11,872
2023	$11,705	$11,527	$11,865
2023	$11,922	$11,747	$12,144
2024	$12,194	$11,949	$12,379
2024	$12,020	$11,649	$12,189
2024	$12,396	$12,072	$12,587
2024	$12,527	$12,150	$12,743

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	5.07%	1.40%	2.28%
Bloomberg Municipal CA Intermediate Bond Index	3.44%	1.03%	1.97%
Bloomberg Municipal Bond Index	4.93%	1.35%	2.45%

AssetsNet	$ 16,266,000,000
Holdings Count | Holding	4,817
Advisory Fees Paid, Amount	$ 1,615,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$16,266
Number of Portfolio Holdings	4,817
Portfolio Turnover Rate	40%
Total Investment Advisory Fees (in thousands)	$1,615

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of November 30, 2024)

Less than 1 Year	5.9%
1 to 3 Years	7.7%
3 to 5 Years	13.7%
5 to 10 Years	28.6%
10 to 20 Years	42.1%
20 to 30 Years	1.3%
Greater than 30 Years	0.2%
Other Assets and Liabilities—Net	0.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007069
Shareholder Report [Line Items]
Fund Name	California Long-Term Tax-Exempt Fund
Class Name	Admiral™ Shares
Trading Symbol	VCLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard California Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund outperformed its benchmark, the Bloomberg CA Municipal Bond Index.

  At the national level, economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears, and inflation fell below 3% in July. The Federal Reserve began to cut short-term interest rates in September. This pivot in monetary policy contributed to strong gains for U.S. investment-grade bonds.

  California remains a highly rated state, with substantial resources and financial flexibility. These are the most relevant themes for municipal bond creditors, notwithstanding attention-grabbing headlines about California’s outmigration and budget deficits.

  An above-benchmark level of interest rate sensitivity helped the Fund outperform its benchmark as the Fed began its easing cycle. As the yield advantage of lower- versus higher-rated issues narrowed, pushing their prices higher, the Fund’s overweight to lower-rated bonds also helped performance. Security selection, particularly within general obligation bonds, school districts, and hospitals, added the most value.

Line Graph [Table Text Block]
	Admiral Shares	Bloomberg CA Municipal Bond Index	Bloomberg Municipal Bond Index
2014	$50,000	$50,000	$50,000
2015	$50,781	$50,675	$50,615
2015	$50,534	$50,433	$50,356
2015	$51,088	$50,912	$50,774
2015	$52,058	$51,652	$51,549
2016	$53,247	$52,698	$52,613
2016	$54,320	$53,428	$53,312
2016	$55,526	$54,389	$54,266
2016	$51,823	$51,367	$51,436
2017	$53,291	$52,683	$52,747
2017	$54,928	$54,042	$54,090
2017	$55,801	$54,671	$54,745
2017	$55,620	$54,300	$54,308
2018	$55,202	$54,063	$54,067
2018	$56,098	$54,815	$54,692
2018	$56,295	$55,133	$55,013
2018	$56,063	$54,900	$54,921
2019	$57,396	$56,143	$56,299
2019	$59,791	$58,156	$58,195
2019	$61,749	$59,796	$59,809
2019	$61,459	$59,590	$59,585
2020	$63,861	$61,620	$61,625
2020	$62,624	$60,824	$60,510
2020	$63,837	$61,812	$61,745
2020	$64,804	$62,575	$62,501
2021	$64,255	$61,990	$62,277
2021	$65,771	$63,086	$63,376
2021	$66,261	$63,561	$63,841
2021	$66,293	$63,477	$63,733
2022	$64,217	$61,529	$61,866
2022	$60,609	$58,731	$59,070
2022	$59,411	$58,178	$58,330
2022	$59,789	$58,221	$58,227
2023	$60,187	$58,621	$58,713
2023	$60,978	$59,248	$59,359
2023	$61,019	$59,383	$59,325
2023	$62,482	$60,674	$60,720
2024	$64,269	$61,860	$61,894
2024	$63,412	$60,807	$60,946
2024	$65,656	$62,729	$62,937
2024	$66,612	$63,496	$63,714

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	6.61%	1.62%	2.91%
Bloomberg CA Municipal Bond Index	4.65%	1.28%	2.42%
Bloomberg Municipal Bond Index	4.93%	1.35%	2.45%

AssetsNet	$ 5,689,000,000
Holdings Count | Holding	1,377
Advisory Fees Paid, Amount	$ 558,000
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$5,689
Number of Portfolio Holdings	1,377
Portfolio Turnover Rate	81%
Total Investment Advisory Fees (in thousands)	$558

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of November 30, 2024)

Less than 1 Year	7.2%
1 to 3 Years	2.2%
3 to 5 Years	4.5%
5 to 10 Years	14.8%
10 to 20 Years	35.2%
20 to 30 Years	30.3%
Greater than 30 Years	5.1%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007068
Shareholder Report [Line Items]
Fund Name	California Long-Term Tax-Exempt Fund
Class Name	Investor Shares
Trading Symbol	VCITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard California Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund outperformed its benchmark, the Bloomberg CA Municipal Bond Index.

  At the national level, economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears, and inflation fell below 3% in July. The Federal Reserve began to cut short-term interest rates in September. This pivot in monetary policy contributed to strong gains for U.S. investment-grade bonds.

  California remains a highly rated state, with substantial resources and financial flexibility. These are the most relevant themes for municipal bond creditors, notwithstanding attention-grabbing headlines about California’s outmigration and budget deficits.

  An above-benchmark level of interest rate sensitivity helped the Fund outperform its benchmark as the Fed began its easing cycle. As the yield advantage of lower- versus higher-rated issues narrowed, pushing their prices higher, the Fund’s overweight to lower-rated bonds also helped performance. Security selection, particularly within general obligation bonds, school districts, and hospitals, added the most value.

Line Graph [Table Text Block]
	Investor Shares	Bloomberg CA Municipal Bond Index	Bloomberg Municipal Bond Index
2014	$10,000	$10,000	$10,000
2015	$10,154	$10,135	$10,123
2015	$10,103	$10,087	$10,071
2015	$10,211	$10,182	$10,155
2015	$10,403	$10,330	$10,310
2016	$10,639	$10,540	$10,523
2016	$10,851	$10,686	$10,662
2016	$11,089	$10,878	$10,853
2016	$10,346	$10,273	$10,287
2017	$10,636	$10,537	$10,549
2017	$10,960	$10,809	$10,818
2017	$11,132	$10,934	$10,949
2017	$11,093	$10,860	$10,862
2018	$11,007	$10,813	$10,813
2018	$11,183	$10,963	$10,938
2018	$11,220	$11,027	$11,003
2018	$11,172	$10,980	$10,984
2019	$11,436	$11,229	$11,260
2019	$11,911	$11,631	$11,639
2019	$12,298	$11,959	$11,962
2019	$12,238	$11,918	$11,917
2020	$12,714	$12,324	$12,325
2020	$12,465	$12,165	$12,102
2020	$12,704	$12,362	$12,349
2020	$12,894	$12,515	$12,500
2021	$12,782	$12,398	$12,455
2021	$13,081	$12,617	$12,675
2021	$13,176	$12,712	$12,768
2021	$13,180	$12,695	$12,747
2022	$12,764	$12,306	$12,373
2022	$12,045	$11,746	$11,814
2022	$11,804	$11,636	$11,666
2022	$11,877	$11,644	$11,645
2023	$11,954	$11,724	$11,743
2023	$12,108	$11,850	$11,872
2023	$12,114	$11,877	$11,865
2023	$12,402	$12,135	$12,144
2024	$12,754	$12,372	$12,379
2024	$12,581	$12,161	$12,189
2024	$13,024	$12,546	$12,587
2024	$13,211	$12,699	$12,743

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	6.52%	1.54%	2.82%
Bloomberg CA Municipal Bond Index	4.65%	1.28%	2.42%
Bloomberg Municipal Bond Index	4.93%	1.35%	2.45%

AssetsNet	$ 5,689,000,000
Holdings Count | Holding	1,377
Advisory Fees Paid, Amount	$ 558,000
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$5,689
Number of Portfolio Holdings	1,377
Portfolio Turnover Rate	81%
Total Investment Advisory Fees (in thousands)	$558

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of November 30, 2024)

Less than 1 Year	7.2%
1 to 3 Years	2.2%
3 to 5 Years	4.5%
5 to 10 Years	14.8%
10 to 20 Years	35.2%
20 to 30 Years	30.3%
Greater than 30 Years	5.1%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000247741
Shareholder Report [Line Items]
Fund Name	California Tax-Exempt Bond ETF
Class Name	ETF Shares
Trading Symbol	VTEC
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard California Tax-Exempt Bond ETF (the "Fund") for the period of January 26, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7Footnote Reference1	0.08%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  From its inception on January 26, 2024, through November 30, 2024, the Fund performed in line with its benchmark, the S&P California AMT-Free Municipal Bond Index. The Fund seeks to track this index, which measures the investment-grade segment of the California municipal bond market.

  At the national level, economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears, and inflation dropped below 3% in July. The Federal Reserve began to cut short-term interest rates in September. This pivot in monetary policy contributed to strong gains for U.S. investment-grade bonds.

  California remains a highly rated state, with substantial resources and financial flexibility. These are the most relevant themes for municipal bond creditors, notwithstanding attention-grabbing headlines about California’s outmigration and budget deficits.

  California munis near the bottom rung of the investment-grade credit ladder outperformed their higher-rated counterparts. By maturity, munis with maturities of 20–30 years posted the strongest returns for the period under review.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value Net Asset Value	S&P California AMT-Free Municipal Bond Index	Bloomberg Municipal Bond Index
1/26/24	$10,000	$10,000	$10,000
2024	$10,318	$10,322	$10,369

Average Annual Return [Table Text Block]
Since Inception 1/26/24
ETF Shares Net Asset Value	3.18%
ETF Shares Market Price	3.27%
S&P California AMT-Free Municipal Bond Index	3.22%
Bloomberg Municipal Bond IndexFootnote Reference*	3.69%

AssetsNet	$ 533,000,000
Holdings Count | Holding	2,349
Advisory Fees Paid, Amount	$ 3,000
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$533
Number of Portfolio Holdings	2,349
Portfolio Turnover Rate	80%
Total Investment Advisory Fees (in thousands)	$3

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of November 30, 2024)

Less than 1 Year	7.4%
1 to 3 Years	8.4%
3 to 5 Years	8.9%
5 to 10 Years	19.7%
10 to 20 Years	29.6%
20 to 30 Years	24.9%
Greater than 30 Years	1.0%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature